Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	48 Months Ended
	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025
C000226939
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Average Annual Return, Percent	(2.99%)	2.62%	(2.46%)
C000226937
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
Without Sales Load [Member] | C000226939
Average Annual Return [Line Items]
Average Annual Return, Percent	1.29%	7.20%	(1.40%)
Without Sales Load [Member] | C000226937
Average Annual Return [Line Items]
Average Annual Return, Percent	1.41%	7.46%	(1.15%)
Bloomberg US Corporate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Corporate Bond Index
Average Annual Return, Percent	1.64%	7.60%	(0.56%)
Bloomberg US Corporate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Corporate Bond Index
Average Annual Return, Percent	1.64%	7.60%	(0.56%)